Subsequent Events (Details) - USD ($) $ in Thousands							1 Months Ended		6 Months Ended
	Mar. 03, 2020	Feb. 10, 2020	Feb. 07, 2020	Jan. 14, 2020	Jan. 14, 2020	Nov. 05, 2019	Jan. 09, 2020	Feb. 28, 2018	Jun. 30, 2020	Jul. 02, 2020
Subsequent Events (Textual)
Issued shares of common stock								309,497
Common stock shares issued in consideration, description			Dinar Zuz provided an additional amount of $450 to the Company which was be provided in a form of the Dinar Zuz Convertible Note pursuant to a securities purchase agreement between the Company and Dinar Zuz, dated July 30, 2019.
Number of shares issued		10,000
Fair value								$ 464
Subsequent Event, Description									(1) De Prado will receive the following compensation: (1) (a) a base salary of $265 per annum; (b) a Funding Bonus equal to 0.5% of the amount of the funding that exceeds the Funding Threshold; (c) a change of control bonus, if applicable; (d) participation in the Company's employee benefits plan; (2) Maimon will receive the following compensation: (a) a base salary of $295 per annum (b) a Funding Bonus equal to 0.5% of the amount of the funding that exceeds the Funding Threshold; (c) a change of control bonus, if applicable; (d) participation in the Company's employee benefits plan;
2016 Incentive Plan [Member]
Subsequent Events (Textual)
Issued shares of common stock				58,334		200,000
Fair value				$ 332		$ 1,140
Vesting period						3 years
Dinar Zuz LLC [Member]
Subsequent Events (Textual)
Amount of shares issued	$ 700
Number of shares issued	1,157,478
Subsequent Event [Member] | Dinar Zuz LLC [Member]
Subsequent Events (Textual)
Amount of borrowing by company										$ 462
Service Agreement [Member]
Subsequent Events (Textual)
Amount of shares issued							$ 240
Number of shares issued							40,000
Settlement of stock-based liabilities[Member]
Subsequent Events (Textual)
Amount of shares issued					$ 459
Number of shares issued					66,334